INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Benefit (Expense)
Income tax benefit

(in millions)	2023	2022	2021
Current tax	61	51	48
Recognition of orphan drug credits earned in prior years	—	—	(43)
Other adjustments for prior year	(6)	13	(2)
Total current tax expense	$55	$64	$3
Origination and reversal of temporary differences	(63)	(72)	(18)
Adjustments for changes in tax rates	(5)	(22)	1
Adjustments for disallowed compensation	5	—	—
Adjustments for prior year deferred tax	7	(12)	(1)
Total deferred tax (benefit)	$(56)	$(106)	$(18)
Total income tax (benefit)	$(1)	$(42)	$(15)

Schedule of Total Tax Benefit Reconciliation
The total tax benefit reconciles to the profit/(loss) before taxation as follows:

(in millions)	2023	2022	2021
Profit/(loss) before taxation	1	(95)	190
Tax at the notional U.K. corporation tax rate of 23.5% (2022 & 2021: 19%)	—	(18)	36
Effects of:
Tax at rates other than the U.K. corporation tax rate	(2)	5	(1)
Impact of rate changes	(5)	(22)	1
Permanent differences	(2)	(3)	(4)
Benefit from innovation incentives	(3)	(3)	—
Recognition of orphan drug credits earned in prior years	—	—	(43)
Adjustments for prior year	1	(1)	(2)
Recognition of previously unrecognized tax benefits	—	(1)	—
Current year unrecognized deferred tax asset	1	2	—
Adjustments to amounts carried in respect of unresolved tax matters	—	(1)	(1)
Disallowed compensation	6	—	—
Disallowed litigation expenses	3	—	—
R&D tax credit	—	—	(1)
Income tax (benefit)	$(1)	$(42)	$(15)

Schedule of Deferred Tax Assets
The composition of deferred tax assets is summarized in the table below.

Deferred tax assets (in millions)	Unrealized profit in inventory	Inventory costs capitalized	Share-based payments	Short-term temporary differences	Long-term temporary differences	Litigation	Carry-forward losses	State taxes	Fixed assets	Other	Total
At January 1, 2021	14	4	6	19	4	24	—	7	(4)	1	75
(Charged)/credit to the income statement	(6)	11	1	4	6	—	—	1	—	1	18
Credit directly to equity	—	—	13	—	—	—	—	—	—	—	13
Exchange adjustments	—	—	—	—	(1)	—	—	—	—	—	(1)
At December 31, 2021	8	15	20	23	9	24	—	8	(4)	2	105
Credit/(charged) to the income statement	—	11	2	(4)	(9)	7	87	5	1	6	106
Credit directly to equity	—	—	9	—	—	—	—	—	—	—	9
Exchange adjustments	—	—	—	—	(1)	—	—	—	—	—	(1)
At December 31, 2022	8	26	31	19	(1)	31	87	13	(3)	8	219
Credit/(charged) to the income statement	—	18	(2)	4	(3)	(11)	51	—	(3)	2	56
(Charged)/credit directly to equity	—	—	(21)	—	—	—	—	2	—	—	(19)
Credit/(charged) directly to balance sheet - Acquisitions	—	—	—	—	6	—	7	2	(5)	1	11
Exchange adjustments	—	—	—	—	—	—	3	—	—	(2)	1
At December 31, 2023	$8	$44	$8	$23	$2	$20	$148	$17	$(11)	$9	$268

Schedule of Tax (Credit)/Charge Recognized in the Consolidated Income Statement
The tax (credit)/charge recognized other than within the consolidated income statement was as follows:

(in millions)	2023	2022	2021
Other comprehensive income:
Current tax recorded in currency translation reserve	$(2)	$(3)	$(1)
Equity:
Current taxation on share-based plans	$(5)	$(2)	$—
Deferred taxation on share-based plans	$19	$(9)	$13